Related Party Transactions - Additional Information (Details) - USD ($)		6 Months Ended
	Apr. 29, 2022	Jun. 30, 2023
Related Party Transaction [Line Items]
Management fees		$ 896,935
Reimbursement balance of organization costs		306,787
Offering costs payable		216,510
Organizational costs payable		$ 70,202
Affiliated Entity
Related Party Transaction [Line Items]
Percentages of shares owned		14.75%
Special Purpose Vehicles
Related Party Transaction [Line Items]
Management fees		$ 0
Adviser
Related Party Transaction [Line Items]
Percentage of management fee	2.00%
Percentage of management fee payable	2.50%
Related Party [Member]
Related Party Transaction [Line Items]
Operating expenses due to organizer		$ 20,075